SUPPLEMENT DATED NOVEMBER 14, 2005
              TO THE STATEMENT OF ADDITIONAL INFORMATION
                       OF MATTHEWS ASIAN FUNDS
                        DATED APRIL 30, 2005


The following supplements the Portfolio Managers section on pages 44 and 45 of the Statement of Additional Information:

The Portfolio Manager for the Japan Fund is Mark W. Headley.

The Co-Managers for the Asian Technology Fund are Mark W. Headley and Andrew T. Foster.

The Lead Manager for the Asia Pacific Fund is Mark Headley and Co-Managers are G. Paul Matthews, Richard H. Gao and Andrew T. Foster.



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                  SUPPLEMENT DATED NOVEMBER 14, 2005
               TO THE PROSPECTUS OF MATTHEWS ASIAN FUNDS
                         DATED APRIL 30, 2005


The following supplements the Portfolio Managers section on pages 24, 28, 32 and 38-39 of the Prospectus:

The Portfolio Manager for the Japan Fund is Mark W. Headley.

The Co-Managers for the Asian Technology Fund are Mark W. Headley and Andrew T. Foster.

The Lead Manager for the Asia Pacific Fund is Mark Headley and Co-Managers are G. Paul Matthews, Richard H. Gao and Andrew T. Foster.